Consolidated Statements Of Operations (Parenthetical) (Citadel Broadcasting Corp. [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	5 Months Ended
	Jun. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	May 31, 2010 Predecessor [Member]	May 31, 2010 Predecessor [Member]
Cost of revenue, non-cash compensation expense and related taxes	$ 0	$ 748	$ 1,391	$ 330	$ 526
Selling, general and administrative, non-cash compensation expense and related taxes.	0	2,553	4,717	664	785
Corporate general and administrative, non-cash compensation expense and related taxes.	106	9,161	18,705	242	570
Non-cash stock-based compensation			$ 24,216		$ 1,881